Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Summary of Significant Accounting Policies [Line Items]
Provision for expected credit loss	$ 67,519
Allowance for credit losses
Percentage of restricted cash	25.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Tax benefit percentage	50.00%